PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Personnel Expenses Tables Abstract
Detailed analysis of personnel related expenses

In Thousands of US Dollars
Description	2019	2018	2017
Salaries	$689	$518	$305
Employer contributions	54	48	31
Short-term employee benefits	16	49	18
Stock-based compensation	3,011	3,883	6,072
Total	$3,770	$4,498	$6,426